31 Insurance coverage (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Damage protection risk and cyber liability	R$ 315